Cover	May 22, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
Entity File Number	001-42196
Entity Registrant Name	AA Mission Acquisition Corp.
Entity Central Index Key	0002012964
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21 Waterway Avenue
Entity Address, Address Line Two	STE 300 #9732
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	AAM.U
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AAM